EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balance at beginning of year	$1,690	$1,273
Acquisitions through business combinations (1)	20	(5)
Additions (2)	430	446
Impairment losses	(29)	—
Dispositions (3)	(529)	(30)
Share of net income	36	57
Share of other comprehensive income (loss)	1	6
Distributions received	(32)	(41)
Foreign currency translation	(1)	(16)
Balance at end of period	$1,586	$1,690
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(1)See Note 3 for additional information.
(2)Includes an equity accounted investment in the partnership’s graphite electrode operations recorded upon deconsolidation of the investment on March 1, 2021. Refer to Note 8 for additional information.
(3)During the quarter, the advanced energy storage operations of the partnership made a partial disposal of an equity accounted investment. The retained interest is accounted for as a marketable security as at June 30, 2021. Refer to Note 5 for additional information.